Note 55 - Other Information (Tables)	12 Months Ended
Dec. 31, 2018
Other Information
Disclosure Of Dividends
Dividends Paid ("Dividend Option" not included)
		2018			2017			2016
	% Over Nominal	Euros per Share	Amount (Millions of Euros)	% Over Nominal	Euros per Share	Amount (Millions of Euros)	% Over Nominal	Euros per Share	Amount (Millions of Euros)
Ordinary shares	51.02%	0.25	1,667	34.69%	0.17	1,125	32.65%	0.16	1,028
Total dividends paid in cash	51.02%	0.25	1,667	34.69%	0.17	1,125	32.65%	0.16	1,028
Dividends with charge to income	51.02%	0.25	1,667	34.69%	0.17	1,125	32.65%	0.16	1,028

Profit Attributable by Operating Segments
Profit Attributable by Operating Segments
	Notes	2018	2017	2016
Banking Activity in Spain		1,522	1,374	912
Non-Core Real Estate		(78)	(490)	(595)
United States		735	486	459
Mexico		2,384	2,187	1,980
Turkey		569	826	599
South America		591	861	771
Rest of Eurasia		93	125	151
Subtotal operating segments		5,818	5,368	4,276
Corporate Center		(494)	(1,848)	(801)
Profit attributable to parent company	6	5,324	3,519	3,475
Other gains (losses) (*)		827	1,243	1,218
Income tax and/or profit from discontinued operations		2,295	2,169	1,699
Operating profit before tax	6	8,446	6,931	6,392

(*) Profit attributable to non-controlling interests.

Interest Income Breakdown by Geographical Area
Interest Income. Breakdown by geographical area (Millions of euros)
	Notes	2018	2017	2016
Domestic		4,952	5,093	5,962
Foreign		24,879	24,203	21,745
European Union		509	422	291
Eurozone		391	239	291
No eurozone		117	183	-
Other countries		24,370	23,781	21,455
Total	37.1	29,831	29,296	27,708